Average Annual Total Returns{- Fidelity® Stock Selector Large Cap Value Fund} - 01.31 Fidelity Stock Selector Large Cap Value Fund AMCIZ PRO-14 - Fidelity® Stock Selector Large Cap Value Fund	Fidelity Stock Selector Large Cap Value Fund-Class A Return Before Taxes Past 1 year	Fidelity Stock Selector Large Cap Value Fund-Class A Return Before Taxes Past 5 years	Fidelity Stock Selector Large Cap Value Fund-Class A Return Before Taxes Past 10 years	Fidelity Stock Selector Large Cap Value Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Stock Selector Large Cap Value Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Stock Selector Large Cap Value Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Stock Selector Large Cap Value Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Stock Selector Large Cap Value Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Stock Selector Large Cap Value Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Stock Selector Large Cap Value Fund-Class M Return Before Taxes Past 1 year	Fidelity Stock Selector Large Cap Value Fund-Class M Return Before Taxes Past 5 years	Fidelity Stock Selector Large Cap Value Fund-Class M Return Before Taxes Past 10 years	Fidelity Stock Selector Large Cap Value Fund-Class C Return Before Taxes Past 1 year	Fidelity Stock Selector Large Cap Value Fund-Class C Return Before Taxes Past 5 years	Fidelity Stock Selector Large Cap Value Fund-Class C Return Before Taxes Past 10 years	Fidelity Stock Selector Large Cap Value Fund - Class I Return Before Taxes Past 1 year	Fidelity Stock Selector Large Cap Value Fund - Class I Return Before Taxes Past 5 years	Fidelity Stock Selector Large Cap Value Fund - Class I Return Before Taxes Past 10 years	Fidelity Stock Selector Large Cap Value Fund-Class Z Return Before Taxes Past 1 year	Fidelity Stock Selector Large Cap Value Fund-Class Z Return Before Taxes Past 10 years	Fidelity Stock Selector Large Cap Value Fund-Class Z Return Before Taxes Since Inception		Fidelity Stock Selector Large Cap Value Fund-Class Z Return Before Taxes Inception Date	RS005 Past 1 year	RS005 Past 5 years	RS005 Past 10 years
Total	(2.10%)	7.38%	8.93%	(2.57%)	6.77%	8.49%	(0.94%)	5.73%	7.26%	(0.08%)	7.55%	8.86%	2.01%	7.76%	8.70%	4.12%	8.93%	9.87%	4.27%		7.45%	[1]	Feb. 01, 2017	2.80%	9.74%	10.50%

[1]	(a)Since inception February 1, 2017.